Loans Payable to Third Parties (Details Narrative) - USD ($)		12 Months Ended
	Oct. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 01, 2024	Dec. 17, 2021
Loan payable to third parties			$ 1,027,734
Loan payable to third parties -long term		$ 671,103
Original issue discount		140,000
Loan payable to third parties settled by accounts receivable		$ 1,062,249
Debt instrument, interest rate		105.00%			6.00%
Unsecured promissory note, principal amount					$ 3,500,000
Stock issued during period for settlement of a promissory note, value		$ 1,792,000
Stock issued during period for settlement of a promissory note, shares		1,219,488
Fair value		$ 2,248,151
Loss from extinguishment of debt		456,151
Promissory note agreements
Original issue discount		20,000
Debt instrument, interest rate				7.00%
Unsecured promissory note, principal amount				$ 2,160,000
Gross proceeds		2,000,000
Promissory note agreements One
Original issue discount	$ 20,000	$ 140,000
Debt instrument, interest rate	7.00%	105.00%
Unsecured promissory note, principal amount	$ 3,230,000
Outstanding principal and interest balance		$ 3,098,718
Gross proceeds		$ 3,000,000